Segment Reporting	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Segment Reporting [Abstract]
Segment Reporting

Note 18 - Segment Reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the Company’s chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. The Company has only one geographic operating location in Malaysia, so the Company determines that reporting operating segments by geographic locations is not necessary.

The Company’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but not limited to, customer base, homogeneity of service and technology. The Company’s operating segments are based on such organizational structure and information reviewed by the CODM to evaluate the operating segment results. Based on management’s assessment, the Company determined that it has only one operating segment as defined by ASC 280.

The following table presents major accounts of statements of operations by segments for the three and nine months ended June 30, 2025 and 2024.

	For the Three Months Ended June 30,		For the Nine Months Ended June 30,
	2025 (unaudited)	2024 (unaudited)	2025 (unaudited)	2024 (unaudited)
Revenues	$49,316	$-	$49,316	$-
Cost of revenues	76,005	-	76,005	-
Segment gross loss	(26,689)	-	(26,689)	-
Advertising and marketing expenses	-	182,461	104,409	313,574
Salaries and benefits expenses	1,144,402	277,903	1,651,091	334,607
Provision for bonus	-	-	-	13,606,765
Insurance, legal and consulting expenses	439,778	1,170,578	698,523	1,366,574
Other operating expenses	87,831	381,996	422,993	707,440
Share compensation expense	19,200,000	-	19,200,000	-
Total operating expenses	20,872,011	2,012,938	22,077,016	16,328,960
Segment operating loss	(20,898,700)	(2,012,938)	(22,103,705)	(16,328,960)
Interest income (expense), net	384,284	(5,282)	357,456	(362,484)
Other expenses, net	(987,541)	(311)	(1,021,886)	(1,363)
Income tax expense	-	-	-	-
Segment net loss	$(21,501,957)	$(2,018,531)	$(22,768,135)	$(16,692,807)

Note 18 - Segment Reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the Company’s chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. The Company has only one geographic operating location in Malaysia, so the Company determines that reporting operating segments by geographic locations is not necessary.

The Company’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but not limited to, customer base, homogeneity of service and technology. The Company’s operating segments are based on such organizational structure and information reviewed by the CODM to evaluate the operating segment results. Based on management’s assessment, the Company determined that it has only one operating segment as defined by ASC 280.

The following table presents major accounts of statements of operations by segments for the years ended September 30, 2024 and 2023.

	For the Year Ended September 30,
	2024	2023
Advertising and marketing expenses	$385,624	$58,293
Salaries and benefits expenses	595,077	86,494
Provision for bonus	13,804,877	-
Insurance expense	606,025	-
Legal and consulting expenses	964,654	481,979
Other operating expenses	1,081,757	598,735
Total operating expenses	17,438,014	1,225,501
Segment operating loss	(17,438,014)	(1,225,501)
Interest expense, net	(375,782)	(616,398)
Income tax expense	(1,511)	-
Segment net loss	$(17,815,307)	$(1,841,899)